Supplemental disclosure of cash flow items	6 Months Ended
Jun. 30, 2026
Supplemental disclosure of cash flow items
Supplemental disclosure of cash flow items

27Supplemental disclosure of cash flow items

	June 30,	June 30,
Finance cost paid	2026	2025
Finance cost (note 12)	4,958	1,502
Non cash - Bonds interest (note 22)	(26)	(40)
Non cash - Unwinding of rehabilitation provision (note 20)	(263)	(255)
Non cash - Finance cost on leases (note 14)	—	(41)
Non cash - Finance cost on Notes (note 12)	(6,207)	—
Non cash - Finance cost capitalised to property, plant and equipment	2,807	—
	1,269	1,166

	June 30,	June 30,
Tax paid	2026	2025
Net income tax (payable) receivable at January 1	343	2,603
Current tax expense	18,451	16,991
Foreign currency movement	(148)	(332)
Net income tax payable (receivable) June 30,	(3,566)	(9,016)
	15,080	10,246

27Supplemental disclosure of cash flow items (continued)

	June 30,	June 30,
Acquisition of property, plant and equipment	2026	2025
Additions	17,593	17,496
Net property, plant and equipment included in prepayments	(504)	858
Net property, plant and equipment included in trade and other payables	172	806
Right of use asset recognition (note 14)	—	(1,014)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)	(220)	(385)
Equity-settled share-based payment expense capitalised	(111)	—
Borrowing cost capitalised (note 14)	(1,866)	—
	15,064	17,761

	June 30,	June 30,
Dividends paid	2026	2025
Opening balance dividends due	2,487	2,522
Dividends declared	9,588	8,126
Closing balance dividends due	(415)	(1,655)
	11,660	8,993